Leases	3 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
23 LEASES
23.1 Right of use
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	618,637	212,173	135,659	10,765		977,234
Depreciation (1)	(441,499)	(200,883)	(58,630)	(122,833)	(1,622)	(825,467)
Write-offs (2)	(327)	(277)	(65)			(669)
Balances at December 31, 2025	3,652,380	186,056	191,356	1,261,270	40,727	5,331,789
Additions/updates	79,652	39,034	21,384			140,070
Depreciation (1)	(111,023)	(35,217)	(15,621)	(30,194)	(298)	(192,353)
Balances at March 31, 2026	3,621,009	189,873	197,119	1,231,076	40,429	5,279,506
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.
On March 31, 2026, the Company does not have commitments to lease agreements not yet in force.
23.2 Lease liabilities
The balance of lease payables on March 31, 2026, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.62%	September/2053	4,160,512
Machinery and equipment	11.65%	April/2035	298,641
Buildings	11.27%	February/2035	197,770
Ships and boats	11.25%	February/2039	2,088,450
Vehicles	11.10%	November/2028	18,529
			6,763,902
(1)For the determination of the discount rates, the market CDI rate obtained from the yield curve on B3’s official website was used, considering the term equivalent to the final maturity and the nature of the contracts.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.
The balances rolled-forward are set out below:

	03/31/2026	12/31/2025
Opening balance	6,929,890	6,972,915
Additions/updates	140,070	977,234
Write-offs		(669)
Payments	(364,185)	(1,447,973)
Accrual of financial charges (1)	177,788	733,342
Exchange rate variations	(119,661)	(304,959)
Closing balance	6,763,902	6,929,890

Current	900,375	857,810
Non-current	5,863,527	6,072,080
(1)On March 31, 2026, the amount of R$64,577 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$265,463 as of December 31, 2025).

The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
23.2.1 Amounts recognized in the statement of income for the period
The amounts recognized are set out below:

	03/31/2026	03/31/2025
Expenses relating to short-term assets	624	672
Expenses relating to low-value assets	9	18
	633	690